Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Strategy Fund

(the “Fund”)

Supplement dated April 6, 2016 to the

Prospectus of the Fund and the Statement of Additional Information

each dated July 29, 2015

and Summary Prospectus of the Fund dated December 7, 2015

Change to Portfolio Managers

Since inception, the portfolio managers of the Fund have had day-to-day management responsibilities for the Fund with oversight by Blackstone Alternative Investment Advisors LLC’s Investment Committee (“BAIA Investment Committee”). The committee members include the current portfolio managers together with select senior investment personnel.

Effective April 15, 2016, the BAIA Investment Committee will assume primary responsibility for the day-to-day management of the Fund’s portfolio. Accordingly, all references to the Fund’s portfolio managers will be updated to reflect the members of the BAIA Investment Committee as of such date:

The table presenting the Fund’s portfolio managers in the “Management of the Fund” section on page 12 is amended and restated as follows:

Name	Portfolio Manager of the Fund Since	Title
Gideon Berger	2016	Senior Managing Director, The Blackstone Group L.P. (“Blackstone”) (Hedge Fund Solutions)
Robert Jordan	2016	Senior Managing Director, Blackstone (Hedge Fund Solutions)
Ian Morris	2016	Senior Managing Director, Blackstone (Hedge Fund Solutions)
Stephen Sullens	2014	Senior Managing Director, Blackstone (Hedge Fund Solutions)
David Mehenny	2016	Managing Director, Blackstone (Hedge Fund Solutions)
Alberto Santulin	2014	Managing Director, Blackstone (Hedge Fund Solutions)

The table presenting the Fund’s portfolio managers in the “Management of the Fund” section on page 31 is amended and restated as follows:

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Gideon Berger	2016	2008-Present: Senior Managing Director, The Blackstone Group L.P. (“Blackstone”) (Hedge Fund Solutions)

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Robert Jordan	2016	2013-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2011-2012: Managing Director, Blackstone (Hedge Fund Solutions)
Ian Morris	2016	2016-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2011-2015: Managing Director, Blackstone (Hedge Fund Solutions)
Stephen Sullens	2014	2006-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions)
David Mehenny	2016	2013-Present: Managing Director, Blackstone (Hedge Fund Solutions) 2010-2012: Vice President, Blackstone (Hedge Fund Solutions)
Alberto Santulin	2014	2005-Present: Managing Director, Blackstone (Hedge Fund Solutions)

The title of the subsection “Other Accounts Managed by the Portfolio Managers (as of March 31, 2015)” in the “Management” section on page 47 of the Statement of Additional Information is restated as “Other Accounts Managed by the Portfolio Managers (as of December 31, 2015)” and the table in that subsection is amended and restated as follows:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Gideon Berger	Registered Investment Companies	3	$946 million	0	$0
	Other Pooled Investment Vehicles	129	$62 billion	88	$35 billion
	Other Accounts	0	$0	0	$0
Robert Jordan	Registered Investment Companies	3	$946 million	0	$0
	Other Pooled Investment Vehicles	119	$56 billion	78	$29 billion
	Other Accounts	0	$0	0	$0
Ian Morris	Registered Investment Companies	3	$946 million	0	$0
	Other Pooled Investment Vehicles	119	$56 billion	78	$29 billion
	Other Accounts	0	$0	0	$0

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Stephen Sullens	Registered Investment Companies	3	$946 million	0	$0
	Other Pooled Investment Vehicles	124	$59 billion	83	$32 billion
	Other Accounts	0	$0	0	$0
David Mehenny	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$871 million	0	$0
	Other Accounts	0	$0	0	$0
Alberto Santulin	Registered Investment Companies	3	$946 million	0	$0
	Other Pooled Investment Vehicles	1	$871 million	0	$0
	Other Accounts	0	$0	0	$0

The title of the subsection “Securities Ownership of Portfolio Managers” in the “Management” section on page 49 of the Statement of Additional Information is restated as “Securities Ownership of Portfolio Managers (as of January 29, 2016)” and the table in that subsection is amended and restated as follows:

Portfolio Manager	Dollar Range of Shares Held in BAMMF	Dollar Range of Shares Held in BAMSF
Gideon Berger	None	None
Robert Jordan	None	None
Ian Morris	None	None
Stephen Sullens	None	Over $1 million
David Mehenny	None	None
Alberto Santulin	None	None

Shareholders should retain this Supplement for future reference.